Stockholder's Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) item $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 shares
Class of Stock [Line Items]
Number of votes per share | Vote						1
Number of shares of common stock issued in conversion of debt | shares								160,928,000
DEAC shares recapitalized, net of redemptions and equity issuance costs of $10,631		$ 665,485
DEAC shares recapitalized, Redemptions and equity issuance costs		10,631
Buyout of unaccredited investors				$ 7,192	$ 0
Proceeds from issuance of common stock				$ 620,800	$ 438	$ 439
Stock Issued During Period, Value, New Issues		$ 620,800	$ 438			$ 439	$ 340
Preferred stock, shares authorized | shares	300,000	300,000		300,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued | shares	0	0		0		0
Preferred stock, shares outstanding | shares	0	0		0		0
Sbtech Member
Class of Stock [Line Items]
Recapitalization exchange ratio						0.353628	0.353628
Cash and other cash consideration				$ 186,477
Buyout of unaccredited investors				7,192
Net cash proceeds				$ 484,962
Series F Preferred Stock | Sbtech Member
Class of Stock [Line Items]
Share conversion factor				1.40
Class A common stock
Class of Stock [Line Items]
DEAC shares recapitalized, net of redemptions and equity issuance costs of $10,631				$ 665,485
DEAC shares recapitalized, Redemptions and equity issuance costs				$ 10,631
Proceeds from issuance of common stock	$ 620,800
Stock Issued During Period, Value, New Issues	$ 16,000
Class A common stock | Convertible Notes Payable [Member]
Class of Stock [Line Items]
Number of shares of common stock issued in conversion of debt | shares				11,254,000
Class A common stock | Sbtech Member
Class of Stock [Line Items]
Recapitalization exchange ratio				0.353628
Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of votes per share | item				10
Voting power of the capital stock held				90.00%
Principal amount of debt converted to equity securities				$ 109,165
Unpaid accrued interest related to debt converted to equity securities				$ 3,380
Share price | $ / shares	$ 10	$ 10		$ 10
Chief Executive Officer [Member] | Class B common stock
Class of Stock [Line Items]
Number of shares issued to sponsor | shares				393,014,000